Financial Instruments - Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Net financial assets	$ 9,021	$ 6,923
Net financial liabilities	(2,566)	(2,235)
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Net financial assets	3,186	2,865
Net financial liabilities	(1,691)	(1,301)
Total	1,495	1,564
Foreign Currency Risk | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Net financial assets	2,140	1,969
Net financial liabilities	(957)	(804)
Total	1,183	1,165
Foreign Currency Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Net financial assets	466	378
Net financial liabilities	(352)	(231)
Total	114	147
Foreign Currency Risk | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Net financial assets	181	183
Net financial liabilities	(85)	(88)
Total	96	95
Foreign Currency Risk | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Net financial assets	167	109
Net financial liabilities	(110)	(44)
Total	57	65
Foreign Currency Risk | Other Currencies
Disclosure Of Financial Instruments [Line Items]
Net financial assets	232	226
Net financial liabilities	(187)	(134)
Total	$ 45	$ 92